Phoenix Investment Partners



            SEMIANNUAL REPORT




[LOGO] PHOENIX
       INVESTMENT PARTNERS



OCTOBER 31, 1998


Phoenix
Small Cap Fund

Phoenix Strategic
Theme Fund

Phoenix Equity
Opportunities Fund

TABLE OF CONTENTS

Phoenix Small Cap Fund....................................................     3
Phoenix Strategic Theme Fund..............................................     9
Phoenix Equity Opportunities Fund.........................................    15
Notes to Financial Statements.............................................    21

             Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this annual report for the Strategic Equity Series for the six months ended October 31, 1998.

  The past six months have been a remarkable time for the financial markets. As a result of the growing economic crises in Russia, Japan and global emerging markets that began in the summer, investors flocked to the most highly liquid and "lowest risk" investments available. The largest U.S. stocks widely outperformed smaller capitalization companies. The S&P 500 Index(1) was essentially flat at (0.37)%, while the Russell 2000 Index(2), a measure of small stocks' performance, lost over 21% during the last six months.

  During such market extremes, it is important to keep a long-term perspective. We believe that by remaining true to our investment discipline, we will continue to add value for our shareholders over the long term. Of course, past performance is no guarantee of future performance.

  On the following pages, the Funds' portfolio managers discuss their investment strategy and provide an outlook for the next six months. We hope you find their comments informative. If you have any questions, please contact your financial advisor or call us at 1-800-243-1574.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

December 9, 1998

(1) THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE RUSSELL 2000 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE FOR SMALL-CAPITALIZATION COMPANIES. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

PHOENIX SMALL CAP FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, ROGER ENGEMANN, CFA, JIM MAIR, CFA AND JOHN TILSON, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is appropriate for aggressive long-term investors willing to assume above-average risk in return for above-average capital growth potential. The Fund may invest in smaller capitalization companies, and investors should note that small company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat.

Q: HOW HAS THE FUND PERFORMED OVER THE LAST SIX MONTHS THROUGH OCTOBER 31, 1998?

A: The stock market in general and small caps in particular have been especially volatile in the last six months. From April 30 both the Fund and the Russell 2000 Index(1) were down about the same percentage, with Class A shares returning (20.38)%, Class B shares returning (20.72)% and the Russell return at (21.20)%, while the S&P 500 Index(2) was essentially flat at (0.37)%. By most definitions that would constitute a bear market in the small-cap sector. Fears of an economic slowdown in the U.S. coupled with concerns over tighter credit hit small companies particularly hard. That's why we've chosen to focus on companies in growing industries that are able to finance their own growth.

    Since we took over management of the Fund in July, performance has lagged the market--down about 22% compared to the Russell 2000's decline of about 17%. Importantly, though, from the market bottom on October 8 through October 31, the Fund was up over 33%, beating the Russell 2000's gain of 22%.

Q: SINCE ROGER ENGEMANN & ASSOCIATES, INC. TOOK OVER MANAGEMENT OF THE FUND ON JULY 1, COULD YOU DESCRIBE THE CHANGES THAT HAVE BEEN MADE TO THE PORTFOLIO AND COMMENT ON YOUR INVESTMENT PHILOSOPHY?

A: When we assumed management of Phoenix Small Cap Fund, there were over 120 companies in the portfolio with many representing less than 1% of the Fund's total assets. Our team of analysts spent several weeks reviewing the companies in their respective industries and making buy/sell recommendations. As a result, we sold many of the positions in the portfolio and added some new names. Today, Phoenix Small Cap Fund has approximately 60 companies in the portfolio with most representing 1-4% of total fund assets.

    Our investment style has always been based on fundamental, bottom-up research. We try to own the best companies in their respective industries and then take concentrated positions in our best ideas. For instance, today in Phoenix Small Cap Fund, the top 20 holdings represent over 50% of fund assets. These are the businesses in which we have the highest confidence.

Q: DISCUSS YOUR OUTLOOK FOR SMALL CAPS.

A: We are very optimistic about the outlook for small caps. First of all, by almost any historical benchmark, small caps are still very cheap relative to large caps. On both a relative price-to-cash-flow and price-to-sales basis, small caps are the cheapest they've been since 1977. Secondly, during prior periods of easing by the Federal Reserve, small caps on average have outperformed over the subsequent twelve-month period. This is exactly what we saw in October and the pattern has also carried through into November. So we think now is an excellent time to consider increased exposure to small caps.

                                                                DECEMBER 2, 1998

(1) THE RUSSELL 2000 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE OF SMALL COMPANY STOCKS. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN STOCK MARKET PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix Small Cap Fund

 TEN LARGEST HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Action Performance Companies, Inc.                             4.3%
        DISTRIBUTOR OF MOTOR SPORT COLLECTIBLES
    2.  United Rentals (North America), Inc.                           4.0%
        SELLS AND RENTS TOOLS, CONSTRUCTION EQUIPMENT AND SPECIAL EVENT
        EQUIPMENT
    3.  Restoration Hardware, Inc.                                     2.9%
        SPECIALTY RETAILER OF HOME FURNISHINGS AND FUNCTIONAL AND
        DECORATIVE HARDWARE
    4.  Bed Bath & Beyond, Inc.                                        2.9%
        SELLS DOMESTIC MERCHANDISE AND HOME FURNISHINGS
    5.  International Speedway Corp.                                   2.8%
        CONDUCTS MOTOR SPORT RACEWAY ACTIVITIES AND SYNDICATED RADIO
        BROADCASTS
    6.  99 Cent Only Stores                                            2.8%
        GENERAL MERCHANDISE RETAILER
    7.  MSC Industrial Direct Co., Inc.                                2.8%
        DIRECT MARKETS A BROAD RANGE OF INDUSTRIAL PRODUCTS
    8.  CKE Restaurants, Inc.                                          2.7%
        OPERATES, FRANCHISES AND LICENSES QUICK-SERVICE RESTAURANTS
    9.  Shien (Henry), Inc.                                            2.6%
        MARKETER OF HEALTH-CARE PRODUCTS
   10.  Pier 1 Imports, Inc.                                           2.4%
        SPECIALTY RETAILER OF DECORATIVE HOME FURNISHINGS AND KITCHEN GOODS

                        INVESTMENTS AT OCTOBER 31, 1998
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------
COMMON STOCKS--97.0%
BUILDING-PAINT & ALLIED PRODUCTS--1.0%
Valspar Corp............................                80,000   $2,245,000
CHEMICALS-SPECIALTY--0.3%
North American Scientific, Inc.(b)......               101,800         712,600

COMMERCIAL LEASING COMPANIES--4.0%
United Rentals (North America),
Inc.(b).................................               339,000   9,110,625
COMMERCIAL SERVICES-MISCELLANEOUS--6.9%
Abacus Direct Corp.(b)..................               108,000       5,265,000
Condor Technology Solutions, Inc.(b)....               240,000       3,180,000
INSpire Insurance Solutions, Inc.(b)....               158,500       3,962,500
MAXIMUS, Inc.(b)........................               112,000       3,248,000
                                                                 -------------
                                                                    15,655,500
                                                                 -------------

COMPUTER-LOCAL NETWORKS--2.8%
Legato Systems, Inc.(b).................                89,700       3,509,512
Xylan Corp.(b)..........................               180,000       2,880,000
                                                                 -------------
                                                                     6,389,512
                                                                 -------------

COMPUTER-MEMORY DEVICES--2.1%
Maxtor Corp.(b).........................               450,000       4,781,250

COMPUTER-SERVICES--3.1%
Complete Business Solutions, Inc.(b)....               147,300       3,498,375
Sapient Corp.(b)........................                40,000       1,802,500

                                                      SHARES         VALUE
                                                     ---------   -------------
COMPUTER-SERVICES--CONTINUED
Syntel, Inc.(b).........................               133,000   $   1,862,000
                                                                 -------------
                                                                     7,162,875
                                                                 -------------

COMPUTER-SOFTWARE--6.4%
Aspect Development, Inc.(b).............               145,000       4,581,094
Cambridge Technology Partners,
Inc.(b).................................               125,000       2,765,625
i2 Technologies, Inc.(b)................                90,000       1,676,250
New Era of Networks, Inc.(b)............                43,000       2,117,750
Software AG Systems, Inc.(b)............               150,000       2,250,000
Walker Interactive Systems, Inc.(b).....               250,000       1,250,000
                                                                 -------------
                                                                    14,640,719
                                                                 -------------

COMPUTER-SOFTWARE-INTERNET--0.9%
EarthLink Network, Inc.(b)..............                54,000       2,079,000

ELECTRIC-SEMICONDUCTOR EQUIPMENT--1.3%
Applied Micro Circuits Corp.(b).........                37,500         900,000
Linear Technology Corp..................                35,000       2,086,875
                                                                 -------------
                                                                     2,986,875
                                                                 -------------

ELECTRICAL-EQUIPMENT--2.2%
Micrel, Inc.(b).........................               150,000       4,931,250

FINANCE-CONSUMER LOANS--2.2%
Metris Companies, Inc...................               150,000       4,931,250

FINANCE-INVESTMENT BANKERS--1.2%
Donaldson, Lufkin & Jenrette, Inc.......                77,000       2,752,750

                       See Notes to Financial Statements                       3

Phoenix Small Cap Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
FINANCE-MORTGAGE & RELATED SERVICES--1.0%
Federal Agricultural Mortgage
Corp.(b)................................                62,000   $2,356,000
FINANCE-SAVINGS & LOAN--1.2%
Staten Island Bancorp, Inc..............               145,000       2,637,187

FINANCIAL SERVICES-MISCELLANEOUS--2.2%
HealthCare Financial Partners,
Inc.(b).................................                67,500       2,067,187
NCO Group, Inc.(b)......................                92,000       2,898,000
                                                                 -------------
                                                                     4,965,187
                                                                 -------------

INSURANCE-LIFE--1.3%
Annuity and Life Re (Holdings), Ltd.....               130,000       3,038,750

LEISURE-GAMING--1.3%
Dover Downs Entertainment, Inc..........               210,000   2,861,250
LEISURE-PRODUCTS--5.5%
Action Performance Companies, Inc.(b)...               325,000       9,709,375
Polaris Industries, Inc.................                84,000       2,887,500
                                                                 -------------
                                                                    12,596,875
                                                                 -------------

LEISURE-SERVICES--2.9%
International Speedway Corp.............               210,000   6,483,750
MEDICAL-BIOMED/GENETICS--4.2%
Coulter Pharmaceutical, Inc.(b).........               120,000       3,390,000
Incyte Pharmaceuticals, Inc.(b).........                48,750       1,486,875
MedImmune, Inc.(b)......................                40,000       2,690,000
PAREXEL International Corp.(b)..........                90,000       1,985,625
                                                                 -------------
                                                                     9,552,500
                                                                 -------------
MEDICAL-GENERIC DRUGS--2.2%
Algos Pharmaceutical Corp(b)............                45,000       1,153,125
Omnicare, Inc...........................                87,000       3,006,937
PharmaPrint, Inc.(b)....................                75,000         745,313
                                                                 -------------
                                                                     4,905,375
                                                                 -------------

MEDICAL-HOSPITALS--3.1%
Curative Health Services, Inc.(b).......               150,000       4,087,500
Health Management Associates, Inc.(b)...               164,000       2,921,250
                                                                 -------------
                                                                     7,008,750
                                                                 -------------

MEDICAL-PRODUCTS--4.4%
ALZA Corp.(b)...........................                86,000       4,117,250

                                                      SHARES         VALUE
                                                     ---------   -------------
MEDICAL-PRODUCTS--CONTINUED
Schein (Henry), Inc.(b).................               150,000   $   5,803,125
                                                                 -------------
                                                                     9,920,375
                                                                 -------------

RETAIL-APPAREL/SHOE--1.5%
Ross Stores, Inc........................               107,000       3,477,500

RETAIL-DISCOUNT & VARIETY--2.8%
99 Cents Only Stores(b).................               139,500       6,451,875

RETAIL-HOME FURNISHINGS--10.2%
Bed, Bath & Beyond, Inc.(b).............               240,000       6,615,000
Cost Plus, Inc.(b)......................               145,000       4,350,000
Pier 1 Imports, Inc.....................               600,000       5,550,000
Restoration Hardware, Inc.(b)...........               331,500       6,671,438
                                                                 -------------
                                                                    23,186,438
                                                                 -------------

RETAIL-MAIL ORDER & DIRECT--2.8%
MSC Industrial Direct Co., Inc.(b)......               300,000       6,375,000

RETAIL-MISCELLANEOUS/DIVERSIFIED--1.9%
Lithia Motors, Inc.(b)..................               150,000       2,250,000
United Auto Group, Inc.(b)..............               150,000       2,062,500
                                                                 -------------
                                                                     4,312,500
                                                                 -------------

RETAIL-RESTAURANTS--7.0%
Cheesecake Factory, Inc. (The)(b).......               240,000       4,590,000
CKE Restaurants, Inc....................               233,000       6,130,813
Landry's Seafood Restaurants, Inc.(b)...               300,000       2,512,500
Morton's Restaurant Group, Inc.(b)......               133,000       2,593,500
                                                                 -------------
                                                                    15,826,813
                                                                 -------------

RETAIL-SUPERMARKETS--1.5%
Whole Foods Market, Inc.(b).............                88,000       3,525,500

RETAIL/WHOLESALE COMPUTERS--2.0%
CDW Computer Centers, Inc.(b)...........                60,000       4,496,250

RETAIL/WHOLESALE-FOOD--1.0%
Smart & Final, Inc......................               275,000       2,371,875

TELECOMMUNICATIONS-EQUIPMENT--0.6%
Uniphase Corp.(b).......................                28,000       1,386,000

TEXTILE-APPAREL MFG.--0.0%
Vista 2000, Inc.(b).....................                72,895           7,290

4                      See Notes to Financial Statements

Phoenix Small Cap Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
TRANSPORTATION-RAIL--2.0%
Kansas City Southern Industries, Inc....               120,000   $   4,635,000
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $228,795,947)                                     220,757,246
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.9%
MEDICAL-ETHICAL DRUGS--0.9%
Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................                97,000       2,109,750
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,932,268)                                         2,109,750
------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%

COMPUTER-LOCAL NETWORKS--0.7%
Women.Com(b)............................               455,930       1,500,009
------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,500,009)                                         1,500,009
------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.6%
(IDENTIFIED COST $232,228,224)                                     224,367,005
------------------------------------------------------------------------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)         VALUE
                                          ---------   ---------   -------------

SHORT-TERM OBLIGATIONS--1.0%

COMMERCIAL PAPER--1.0%
Corporate Asset Funding Corp., Inc.
5.55%, 11/2/98..........................    A-1+      $   2,245   $   2,244,654
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,244,654)                                          2,244,654
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $234,472,878)                                       226,611,659(a)
Cash and receivables, less liabilities--0.4%                             929,135
                                                                  --------------
NET ASSETS--100.0%                                                $  227,540,794
                                                                  --------------
                                                                  --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $21,375,302 and gross depreciation of $29,796,711 for income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $235,033,068.
(b)  Non-income producing.

                       See Notes to Financial Statements                       5

Phoenix Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $234,472,878)                              $  226,611,659
Cash                                                                   1,518
Receivables
  Investment securities sold                                       4,984,886
  Fund shares sold                                                 1,641,687
  Interest and dividends                                              29,170
                                                              --------------
    Total assets                                                 233,268,920
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  4,857,426
  Fund shares repurchased                                            472,719
  Transfer agent fee                                                 135,125
  Investment advisory fee                                            111,103
  Distribution fee                                                    95,985
  Financial agent fee                                                 15,757
  Trustees' fee                                                        3,132
Accrued expenses                                                      36,879
                                                              --------------
    Total liabilities                                              5,728,126
                                                              --------------
NET ASSETS                                                    $  227,540,794
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  250,883,043
Undistributed net investment loss                                 (1,191,392)
Accumulated net realized loss                                    (14,289,638)
Net unrealized depreciation                                       (7,861,219)
                                                              --------------
NET ASSETS                                                    $  227,540,794
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $131,590,077)                                        9,517,733
Net asset value per share                                             $13.83
Offering price per share $13.83/(1-4.75%)                             $14.52
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $95,950,717)                                         7,121,406
Net asset value and offering price per share                          $13.47

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      960,662
Dividends                                                            211,292
Foreign taxes withheld                                                (9,053)
                                                              --------------
    Total investment income                                        1,162,901
                                                              --------------
EXPENSES
Investment advisory fee                                            1,028,933
Distribution fee, Class A                                            196,140
Distribution fee, Class B                                            587,349
Financial agent                                                      107,034
Transfer agent                                                       336,442
Printing                                                              29,944
Registration                                                          20,424
Custodian                                                             16,906
Professional                                                          11,870
Trustees                                                              10,792
Miscellaneous                                                          8,459
                                                              --------------
    Total expenses                                                 2,354,293
                                                              --------------
NET INVESTMENT LOSS                                               (1,191,392)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (23,992,922)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (36,448,118)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (60,441,040)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (61,632,432)
                                                              --------------
                                                              --------------

6                      See Notes to Financial Statements

Phoenix Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                              Ended
                                             10/31/98       Year Ended
                                           (Unaudited)        4/30/98
                                          --------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   (1,191,392)  $  (2,593,774)
  Net realized gain (loss)                   (23,992,922)     99,577,404
  Net change in unrealized appreciation
    (depreciation)                           (36,448,118)     30,589,425
                                          --------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (61,632,432)    127,573,055
                                          --------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                         --     (35,702,853)
  Net realized gains, Class B                         --     (26,132,919)
                                          --------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                     --     (61,835,772)
                                          --------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (10,228,229 and 5,292,562 shares,
    respectively)                            156,131,859      91,738,490
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 2,365,346 shares,
    respectively)                                     --      34,439,436
  Cost of shares repurchased (12,431,001
    and 6,909,942 shares, respectively)     (193,344,139)   (119,890,542)
                                          --------------   -------------
Total                                        (37,212,280)      6,287,384
                                          --------------   -------------
CLASS B
  Proceeds from sales of shares (506,584
    and 1,984,492 shares, respectively)        7,438,978      35,124,815
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,737,551 shares,
    respectively)                                     --      24,812,223
  Cost of shares repurchased (2,083,739
    and 2,007,557 shares, respectively)      (32,398,354)    (33,352,450)
                                          --------------   -------------
Total                                        (24,959,376)     26,584,588
                                          --------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       (62,171,656)     32,871,972
                                          --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (123,804,088)     98,609,255
NET ASSETS
  Beginning of period                        351,344,882     252,735,627
                                          --------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS OF
    $(1,191,392) AND $0, RESPECTIVELY]    $  227,540,794   $ 351,344,882
                                          --------------   -------------
                                          --------------   -------------

                       See Notes to Financial Statements                       7

Phoenix Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS A
                                       -------------------------------------------------------
                                                                                       FROM
                                       SIX MONTHS                                   INCEPTION
                                         ENDED           YEAR ENDED APRIL 30         10/16/95
                                        10/31/98      -------------------------         TO
                                       (UNAUDITED)          1998           1997      4/30/96
Net asset value, beginning of period   $   17.37      $    14.13     $    16.74     $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)             (0.04)(5)       (0.08)(5)      (0.05)(5)     (0.04)(1)(5)
  Net realized and unrealized gain
    (loss)                                 (3.50)           6.80          (2.53)         6.79
                                           -----           -----          -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         (3.54)           6.72          (2.58)         6.75
                                           -----           -----          -----         -----
LESS DISTRIBUTIONS
  Dividends from net realized gains           --           (3.48)         (0.02)           --
  In excess of net investment income          --              --             --         (0.01)
  In excess of accumulated net
    realized gains                            --              --          (0.01)           --
                                           -----           -----          -----         -----
      TOTAL DISTRIBUTIONS                     --           (3.48)         (0.03)        (0.01)
                                           -----           -----          -----         -----
Change in net asset value                  (3.54)           3.24          (2.61)         6.74
                                           -----           -----          -----         -----
NET ASSET VALUE, END OF PERIOD         $   13.83      $    17.37     $    14.13     $   16.74
                                           -----           -----          -----         -----
                                           -----           -----          -----         -----
Total return(2)                           (20.38)%(4)      52.33%        (15.43)%       67.48%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $131,590        $203,560       $155,089       $98,372
RATIO TO AVERAGE NET ASSETS OF:
  Operating Expenses                        1.39%(3)        1.31%          1.37%         1.50%(3)
  Net investment income (loss)             (0.55)%(3)      (0.48)%        (0.28)%       (0.53)%(3)
Portfolio turnover                           278%(4)         498%           325%          103%(4)

                                                               CLASS B
                                       -------------------------------------------------------
                                                                                       FROM
                                       SIX MONTHS                                   INCEPTION
                                         ENDED           YEAR ENDED APRIL 30         10/16/95
                                        10/31/98      -------------------------         TO
                                       (UNAUDITED)          1998           1997      4/30/96
Net asset value, beginning of period   $   16.99      $    13.98     $    16.68     $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)             (0.10)(5)       (0.21)(5)      (0.17)(5)     (0.09)(1)(5)
  Net realized and unrealized gain
    (loss)                                 (3.42)           6.70          (2.50)         6.77
                                           -----           -----          -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         (3.52)           6.49          (2.67)         6.68
                                           -----           -----          -----         -----
LESS DISTRIBUTIONS
  Dividends from net realized gains           --           (3.48)         (0.02)           --
  In excess of accumulated net
    realized gains                            --              --          (0.01)           --
                                           -----           -----          -----         -----
      TOTAL DISTRIBUTIONS                     --           (3.48)         (0.03)           --
                                           -----           -----          -----         -----
Change in net asset value                  (3.52)           3.01          (2.70)         6.68
                                           -----           -----          -----         -----
NET ASSET VALUE, END OF PERIOD         $   13.47      $    16.99     $    13.98     $   16.68
                                           -----           -----          -----         -----
                                           -----           -----          -----         -----
Total return(2)                           (20.72)%(4)      51.16%        (16.03)%       66.80%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $95,951        $147,785        $97,647       $45,168
RATIO TO AVERAGE NET ASSETS OF:
  Operating Expenses                        2.15%(3)        2.06%          2.12%         2.26%(3)
  Net investment income (loss)             (1.30)%(3)      (1.22)%        (1.03)%       (1.44)%(3)
Portfolio turnover                           278%(4)         498%           325%          103%(4)

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.

8                      See Notes to Financial Statements

PHOENIX STRATEGIC THEME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: Phoenix Strategic Theme Fund is designed for investors seeking capital appreciation. Investors should note that investing in smaller companies involves added risks, including greater price volatility, less liquidity and increased competitive threat.

Q: HOW DID THE FUND PERFORM DURING THIS REPORTING PERIOD?

A: For the six months ended October 31, 1998, Class A shares returned 1.90%, Class B shares earned 1.56%, and Class C shares were up 1.48% compared with a return of (0.37)% for the S&P 500 Index.(1) All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: With the world financial markets in chaos this year, the Fund made a strategic shift last spring to focus on large-cap stocks with historically predictable revenue streams and domestic focus. This helped protect the portfolio from the dramatic selloff in the Russell 2000 Index,(2) which experienced a severe bear market culminating in a 35% decline from May through October 8.

    The other key factor benefiting performance was our timely themes. INTERNET ECONOMY represents about 12% of the portfolio because we believe the Internet is the next technology wave that will affect the way the world works, plays, shops, and communicates. Internet stocks have been powerful performers over the past year. Another timely theme, 21ST CENTURY MEDICINE, continues to be attractive due to remarkable advances in breakthrough drugs such as Viagra, implantable devices, and non-invasive surgical techniques that are changing the way medicine is practiced and enhancing the quality of life.

Q: DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO?

A: As a result of Fed easing, small- and mid-cap stocks have rallied strongly. Concurrent with this action, we decided to invest in some of these stocks, which have been decimated by financial market turbulence. These are niche companies involved in semiconductors, oil services, and telecommunications. Although we can't say these are timely themes, some great franchises were practically being given away at extremely cheap valuations.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A: Although the Fed has sent a strong signal by lowering interest rates, we feel that the recent rebound in the global stock markets may be too much and too fast. As capital spending trends lower and consumer confidence wanes, we expect corporate earnings to be sluggish in 1999. We believe our timely themes, however, will be resilient to these macroeconomic headwinds.

                                                               NOVEMBER 10, 1998

(1) THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE RUSSELL 2000 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF SMALL-CAPITALIZATION STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix Strategic Theme Fund

    TEN LARGEST HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF NET ASSETS)

    1.  America Online, Inc.                                           3.8%
        MAJOR PROVIDER OF ONLINE SERVICES TO CONSUMERS
    2.  Yahoo!, Inc.                                                   3.7%
        OFFERS A FAMILY OF BRANDED ONLINE SOURCES
    3.  International Business Machines Corp.                          3.4%
        PROVIDES ADVANCED INFORMATION TECHNOLOGIES
    4.  Microsoft Corp.                                                3.1%
        WORLD'S LEADING COMPUTER SOFTWARE COMPANY
    5.  General Electric Co.                                           2.9%
        DIVERSIFIED MANUFACTURING AND FINANCIAL SERVICES
    6.  Wal-Mart Stores, Inc.                                          2.8%
        ONE OF THE LARGEST U.S. DISCOUNT RETAILERS
    7.  Kohl's Corp.                                                   2.8%
        SPECIALTY DEPARTMENT STORES
    8.  Schering-Plough Corp.                                          2.7%
        DEVELOPS, MAKES AND MARKETS PHARMACEUTICAL AND HEALTH-CARE PRODUCTS
    9.  AT&T Corp.                                                     2.4%
        PROVIDES VOICE, DATA AND VIDEO TELECOMMUNICATIONS SERVICES
   10.  Safeway, Inc.                                                  2.4%
        OPERATES A CHAIN OF FOOD AND DRUG STORES IN THE U.S. AND CANADA

                        INVESTMENTS AT OCTOBER 31, 1998
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------
COMMON STOCKS--94.9%
BROADCASTING-TELEVISION, RADIO & CABLE--1.8%
Clear Channel Communications, Inc.(b)...                49,800   $   2,269,012
COMMERCIAL SERVICES-MISCELLANEOUS--0.5%
ServiceMaster Co. (The).................                29,800         629,525
COMPUTER-LOCAL NETWORKS--1.9%
Cisco Systems, Inc.(b)..................                39,200       2,469,600
COMPUTER-MEMORY DEVICES--2.0%
EMC Corp.(b)............................                40,500       2,607,187
COMPUTER-SERVICES--10.2%
America Online, Inc.(b).................                38,800       4,930,025
eBay, Inc.(b)...........................                14,600       1,213,625
Mastech Corp.(b)........................                48,100       1,130,350
Usweb Corp.(b)..........................                79,600       1,144,250
Yahoo!, Inc.(b).........................                36,000       4,710,375
                                                                 -------------
                                                                    13,128,625
                                                                 -------------
COMPUTER-SOFTWARE--13.5%
BMC Software, Inc.(b)...................                50,300       2,417,544
Compuware Corp.(b)......................                38,500       2,086,219
Edwards (J.D.) & Co.(b).................                52,200       1,709,550
International Business Machines Corp....                29,200       4,334,375
Microsoft Corp.(b)......................                38,000       4,023,250
Oracle Corp.(b).........................                42,500       1,256,406
Sapient Corp.(b)........................                33,600       1,514,100
                                                                 -------------
                                                                    17,341,444
                                                                 -------------
CONSUMER PRODUCTS-MISCELLANEOUS--3.8%
Clorox Co. (The)........................                18,500       2,021,125
Colgate-Palmolive Co....................                15,600       1,378,650

                                                      SHARES         VALUE
                                                     ---------   -------------
CONSUMER PRODUCTS-MISCELLANEOUS--CONTINUED
Procter & Gamble Co. (The)..............                16,700   $   1,484,213
                                                                 -------------
                                                                     4,883,988
                                                                 -------------
ELECTRIC-SEMICONDUCTOR EQUIPMENT--3.4%
Cymer, Inc.(b)..........................               122,500       1,500,625
Rambus, Inc.............................                19,400       1,268,881
Uniphase Corp.(b).......................                32,100       1,588,950
                                                                 -------------
                                                                     4,358,456
                                                                 -------------
ELECTRICAL-EQUIPMENT--2.9%
General Electric Co.....................                42,100       3,683,750
FINANCE-INVESTMENT BANKERS--1.1%
Merrill Lynch & Co., Inc................                22,700       1,344,975
FINANCIAL SERVICES-MISCELLANEOUS--13.2%
American Express Co.....................                14,000       1,237,250
Bank One Corp...........................                24,400       1,192,550
BankAmerica Corp........................                29,353       1,685,963
Capital One Financial Corp..............                23,900       2,431,825
Citigroup, Inc..........................                41,400       1,948,388
Equitable Companies, Inc................                47,800       2,342,200
Freddie Mac.............................                49,700       2,857,750
Morgan Stanley Dean Witter & Co.........                19,900       1,288,525
SunAmerica, Inc.........................                28,000       1,974,000
                                                                 -------------
                                                                    16,958,451
                                                                 -------------
DISTRIBUTOR-FOOD & HEALTH--2.0%
Cardinal Health, Inc....................                27,700       2,619,381
INSURANCE-(PROPERTY, CASUALTY, & TITLE)--1.2%
Progressive Corp. (The).................                10,400       1,531,400

10                     See Notes to Financial Statements

Phoenix Strategic Theme Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
LEISURE-SERVICES--1.1%
Carnival Corp. Class A..................                44,000   $   1,424,500
MEDICAL-PRODUCTS--14.2%
Becton, Dickinson and Co................                66,000       2,780,250
Genzyme Corp.(b)........................                47,900       2,014,794
Medtronic, Inc..........................                37,500       2,437,500
Pfizer, Inc.............................                28,000       3,004,750
Schering-Plough Corp....................                34,000       3,497,750
Warner-Lambert Co.......................                32,600       2,555,025
Watson Pharmaceuticals, Inc.(b).........                35,000       1,946,875
                                                                 -------------
                                                                    18,236,944
                                                                 -------------
OIL & GAS-FIELD SERVICES--0.9%
J. Ray Mcdermott SA.....................                36,200       1,135,775
OIL & GAS-MACHINERY/EQUIPMENT--2.1%
Cooper Cameron Corp.(b).................                17,600         611,600
Noble Drilling Corp.(b).................                75,800       1,302,813
Varco International, Inc.(b)............                66,100         714,706
                                                                 -------------
                                                                     2,629,119
                                                                 -------------
RETAIL-BUILDING SUPPLIES--2.3%
Home Depot, Inc.........................                67,200       2,923,200
RETAIL-DEPARTMENT STORES--2.8%
Kohl's Corp.(b).........................                74,500       3,562,031
RETAIL-DISCOUNT & VARIETY--2.8%
Wal-Mart Stores, Inc....................                52,000       3,588,000
RETAIL-FOOD CHAINS--2.4%
Safeway, Inc.(b)........................                64,400       3,079,125
RETAIL-MAJOR DISCOUNT CHAINS--1.2%
Costco Companies, Inc.(b)...............                26,000       1,475,500
RETAIL-SPECIALTY--2.2%
Amazon.com, Inc.(b).....................                22,000       2,781,625
TELECOMMUNICATIONS-EQUIPMENT--1.1%
Reltec Corp.(b).........................                68,500       1,472,750

                                                      SHARES         VALUE
                                                     ---------   -------------
TELECOMMUNICATIONS-SERVICES--4.3%
AirTouch Communications, Inc.(b)........                44,000   $   2,464,000
AT&T Corp...............................                50,000       3,112,500
                                                                 -------------
                                                                     5,576,500
                                                                 -------------
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $109,821,022)                                     121,710,863
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.3%
MEDICAL-ETHICAL DRUGS--2.3%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)............................                42,500       2,977,656
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,984,358)                                         2,977,656
------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.2%
(IDENTIFIED COST $112,805,380)                                     124,688,519
------------------------------------------------------------------------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)
                                          ---------   ---------
SHORT-TERM OBLIGATIONS--3.4%
COMMERCIAL PAPER--3.4%
Corporate Asset Funding Corp., Inc.
5.55%, 11/2/98..........................    A-1+      $   4,420       4,419,319
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,419,319)                                          4,419,319
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $117,224,699)                                       129,107,838(a)
Cash and receivables, less liabilities--(0.6%)                          (779,801)
                                                                  --------------
NET ASSETS--100.0%                                                $  128,328,037
                                                                  --------------
                                                                  --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,238,648 and gross depreciation of $4,569,014 for income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $117,438,204.
(b)  Non-income producing.

                       See Notes to Financial Statements                      11

Phoenix Strategic Theme Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $117,224,699)                              $  129,107,838
Cash                                                                   1,666
Receivables
  Fund shares sold                                                    72,373
  Dividends and interest                                              42,812
                                                              --------------
    Total assets                                                 129,224,689
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    165,325
  Fund shares repurchased                                            480,646
  Investment advisory fee                                             73,814
  Distribution fee                                                    57,628
  Transfer agent fee                                                  52,185
  Financial agent fee                                                  9,847
  Trustees' fee                                                        8,308
Accrued expenses                                                      48,899
                                                              --------------
    Total liabilities                                                896,652
                                                              --------------
NET ASSETS                                                    $  128,328,037
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  104,563,907
Undistributed net investment loss                                   (654,337)
Accumulated net realized gain                                     12,535,328
Net unrealized appreciation                                       11,883,139
                                                              --------------
NET ASSETS                                                    $  128,328,037
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $70,972,420)                                         5,085,759
Net asset value per share                                             $13.96
Offering price per share $13.96/(1-4.75%)                             $14.66
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $57,181,653)                                         4,184,046
Net asset value per share and offering per share                      $13.67
CLASS C
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $173,964)                                               12,727
Net asset value per share and offering per share                      $13.67

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      299,209
Interest                                                             238,154
Foreign taxes withheld                                                  (259)
                                                              --------------
    Total investment income                                          537,104
                                                              --------------
EXPENSES
Investment advisory fee                                              506,695
Distribution fee, Class A                                             94,025
Distribution fee, Class B                                            298,002
Distribution fee, Class C                                                941
Distribution fee, Class M                                                273
Financial agent fee                                                   66,140
Transfer agent                                                       137,120
Registration                                                          32,599
Printing                                                              14,637
Trustees                                                              10,776
Professional                                                          10,716
Custodian                                                             10,669
Miscellaneous                                                          8,848
                                                              --------------
    Total expenses                                                 1,191,441
                                                              --------------
NET INVESTMENT (LOSS)                                               (654,337)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      121,243
Net change in unrealized appreciation (depreciation) on
  investments                                                      2,402,507
                                                              --------------
NET GAIN ON INVESTMENTS                                            2,523,750
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    1,869,413
                                                              --------------
                                                              --------------

12                     See Notes to Financial Statements

Phoenix Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                            10/31/98       Year Ended
                                           (Unaudited)       4/30/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $    (654,337)  $    (860,603)
  Net realized gain                             121,243      37,824,448
  Net change in unrealized appreciation
    (depreciation)                            2,402,507       7,260,964
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                1,869,413      44,224,809
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  In excess of net investment income,
    Class A                                          --        (101,991)
  Net realized gains, Class A                        --     (13,931,615)
  Net realized gains, Class B                        --      (9,617,855)
  Net realized gains, Class C                        --         (21,083)
  Net realized gains, Class M                        --         (15,426)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --     (23,687,970)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,031,352 and 1,116,085 shares,
    respectively)                            13,928,972      15,627,146
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,156,842 shares,
    respectively)                                    --      13,731,378
  Cost of shares repurchased (2,507,708
    and 2,197,107 shares, respectively)     (33,879,757)    (29,983,137)
                                          -------------   -------------
Total                                       (19,950,785)       (624,613)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (148,142
    and 666,515 shares, respectively)         1,965,368       9,141,162
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 783,925 shares, respectively)             --       9,156,239
  Cost of shares repurchased (874,003
    and 724,153 shares, respectively)       (11,709,511)     (9,883,220)
                                          -------------   -------------
Total                                        (9,744,143)      8,414,181
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (5,864
    and 18,017 shares, respectively)             67,873         248,777
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,797 shares, respectively)               --          20,990
  Cost of shares repurchased (12,951 and
    0 shares, respectively)                    (168,304)             --
                                          -------------   -------------
Total                                          (100,431)        269,767
                                          -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and
    14,974 shares, respectively)                     --         196,112
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,314 shares, respectively)               --          15,357
  Cost of shares repurchased (16,288 and
    0 shares, respectively)                    (223,550)             --
                                          -------------   -------------
Total                                          (223,550)        211,469
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (30,018,909)      8,270,804
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (28,149,496)     28,807,643
NET ASSETS
  Beginning of period                       156,477,533     127,669,890
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS OF
    $(654,337) AND $0, RESPECTIVELY]      $ 128,328,037   $ 156,477,533
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      13

Phoenix Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   CLASS A
                               -----------------------------------------------
                                 SIX                                    FROM
                                MONTHS                                INCEPTION
                                ENDED        YEAR ENDED APRIL 30      10/16/95
                               10/31/98     ---------------------        TO
                               (UNAUDITED)      1998         1997     4/30/96
Net asset value, beginning
  of period                    $ 13.70      $  12.03     $  12.37     $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income
    (loss)                       (0.04)(5)     (0.04)(5)     0.06(5)     0.00(1)(5)
  Net realized and
    unrealized gain (loss)        0.30          4.03        (0.38)       2.39
                               --------     --------     --------     --------
      TOTAL FROM INVESTMENT
        OPERATIONS                0.26          3.99        (0.32)       2.39
                               --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net
    investment income               --            --        (0.01)         --
  Dividends from net
    realized gains                  --         (2.29)          --          --
  In excess of net
    investment income               --         (0.03)          --          --
  In excess of accumulated
    net realized gains              --            --        (0.01)         --
  Tax return of capital             --            --           --       (0.02)
                               --------     --------     --------     --------
      TOTAL DISTRIBUTIONS           --         (2.32)       (0.02)      (0.02)
                               --------     --------     --------     --------
  Change in net asset value       0.26          1.67        (0.34)       2.37
                               --------     --------     --------     --------
NET ASSET VALUE, END OF
  PERIOD                       $ 13.96      $  13.70     $  12.03     $ 12.37
                               --------     --------     --------     --------
                               --------     --------     --------     --------
Total return(2)                   1.90%(4)     36.22%       (2.57)%     23.89%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                $70,972       $89,884      $77,827     $33,393
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses              1.43%(3)      1.33%        1.40%       1.40%(3)
  Net investment income
    (loss)                       (0.63)%(3)    (0.26)%       0.49%      (0.09)%(3)
Portfolio turnover                 240%(4)       618%         582%        175%(4)

                                                   CLASS B                                   CLASS C
                               -----------------------------------------------      -------------------------
                                 SIX                                    FROM                           FROM
                                MONTHS                                INCEPTION     SIX MONTHS       INCEPTION
                                ENDED        YEAR ENDED APRIL 30      10/16/95         ENDED         11/3/97
                               10/31/98     ---------------------        TO          10/31/98           TO
                               (UNAUDITED)      1998         1997     4/30/96       (UNAUDITED)      4/30/98
Net asset value, beginning
  of period                    $ 13.46      $  11.91     $  12.33     $ 10.00       $    13.47       $ 14.93
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income
    (loss)                       (0.09)(5)     (0.14)(5)    (0.03)(5)   (0.06)(1)(5)      (0.10)(5)    (0.05)(5)
  Net realized and
    unrealized gain (loss)        0.30          3.98        (0.38)       2.40             0.30          0.88
                               --------     --------     --------     --------           -----       --------
      TOTAL FROM INVESTMENT
        OPERATIONS                0.21          3.84(5)     (0.41)       2.34             0.20          0.83
                               --------     --------     --------     --------           -----       --------
LESS DISTRIBUTIONS
  Dividends from net
    investment income               --            --           --          --               --            --
  Dividends from net
    realized gains                  --         (2.29)          --          --               --         (2.29)
  In excess of net
    investment income               --            --           --          --               --            --
  In excess of accumulated
    net realized gains              --            --        (0.01)         --               --            --
  Tax return of capital             --            --           --       (0.01)              --            --
                               --------     --------     --------     --------           -----       --------
      TOTAL DISTRIBUTIONS           --         (2.29)       (0.01)      (0.01)              --         (2.29)
                               --------     --------     --------     --------           -----       --------
  Change in net asset value       0.21          1.55        (0.42)       2.33             0.20         (1.46)
                               --------     --------     --------     --------           -----       --------
NET ASSET VALUE, END OF
  PERIOD                       $ 13.67      $  13.46     $  11.91     $ 12.33       $    13.67       $ 13.47
                               --------     --------     --------     --------           -----       --------
                               --------     --------     --------     --------           -----       --------
Total return(2)                   1.56%(4)     35.18%       (3.31)%     23.41%(4)         1.48%(4)      7.92%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                $57,182       $66,107      $49,843     $11,920             $174          $267
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses              2.18%(3)      2.08%        2.15%       2.16%(3)         2.17%(3)      2.08%(3)
  Net investment income
    (loss)                       (1.40)%(3)    (1.02)%      (0.23)%     (1.06)%(3)       (1.33)%(3)    (0.87)%(3)
Portfolio turnover                 240%(4)       618%         532%        175%(4)          240%(4)       618%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

14                     See Notes to Financial Statements

PHOENIX EQUITY OPPORTUNITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GAIL SENECA, PH.D. AND RICHARD LITTLE, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: Phoenix Equity Opportunities Fund is appropriate for investors seeking long-term capital appreciation by investing primarily in stocks of dynamic, rapidly growing companies and focusing on strong relative earnings growth. The Fund may invest in smaller capitalization companies, and investors should note that small company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat.

Q: HOW HAS THE FUND PERFORMED DURING THIS DIFFICULT MARKET ENVIRONMENT?

A: For the six-month reporting period, the Phoenix Equity Opportunities Class A shares returned (3.98)% and Class B shares returned (4.36)% compared with a return of (0.37)% for the S&P 500 Index(1) and (23.47)% for the Russell 2000 Growth Index(2). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: HOW WAS THE FUND AFFECTED BY EVENTS AROUND THE WORLD?

A: The growing economic crisis in Russia, Japan and the emerging markets led to devastating results across all major U.S. stock market indices. Investors flocked to the most highly liquid and "lowest risk" investments available. U.S. Treasuries were the only true beneficiaries of this trend. The largest U.S. stocks widely outperformed smaller capitalization companies. Year-to-date through October 31, the S&P 500 Index is up 14.73%, while the Russell 2000 Index,(3) a measure of small companies' performance, is down 12.79%.

Q: HOW DID SOME OF THE STOCKS IN THE PORTFOLIO PERFORM?

A: Despite the market carnage, some of our stock holdings advanced for the quarter: Dell Computer (microcomputers), EMC Corp. (memory devices), Intel Corp. (semiconductor company), McKesson (drug distributor), and Sun America (insurance) to name a few. Stocks in our portfolio continue to produce significantly above-market earnings growth rates.

Q: WHAT IS YOUR OUTLOOK FOR THE MARKET?

A: Unless the fear of global depression is realized, we believe U.S. corporations should continue to exhibit profit growth in the coming year. This, and a low inflation, low interest rate environment, should bode well for the stock market in 1999.

    Market volatility and panic liquidation is now so intense that investors can find no place in the market that has been unaffected by recent events. When the storm clouds dissipate, as we believe they will, diversified portfolios of high-quality stocks, such as ours, should be well-positioned.

                                                               NOVEMBER 16, 1998

(1) THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE FOR SMALL-CAPITALIZATION COMPANIES WITH ABOVE-AVERAGE GROWTH ORIENTATION. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(3) THE RUSSELL 2000 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE FOR SMALL-CAPITALIZATION COMPANIES. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix Equity Opportunities Fund

 TEN LARGEST HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Tyco International Ltd.                                        3.9%
        MAKES AND DISTRIBUTES DISPOSABLE MEDICAL SUPPLIES
    2.  MCI WorldCom, Inc.                                             3.8%
        COMPREHENSIVE TELECOMMUNICATIONS SERVICE PROVIDER
    3.  Microsoft Corp.                                                3.5%
        WORLD'S LEADING COMPUTER SOFTWARE COMPANY
    4.  Colgate-Palmolive Co.                                          3.4%
        PRODUCES AND DISTRIBUTES PERSONAL AND HOUSEHOLD-CARE PRODUCTS
    5.  General Electric Co.                                           3.4%
        DIVERSIFIED MANUFACTURING AND FINANCIAL SERVICES
    6.  Bristol-Myers Squibb Co.                                       3.4%
        COMPREHENSIVE HEALTH-CARE COMPANY
    7.  Anheuser-Busch Companies, Inc.                                 3.3%
        WORLD'S LARGEST BREWER IN ADDITION TO OTHER DIVERSIFIED OPERATIONS
    8.  Hershey Foods Corp.                                            3.0%
        MAKES AND SELLS CHOCOLATE AND NON-CHOCOLATE CONFECTIONERY PRODUCTS
    9.  Cardinal Health, Inc.                                          3.0%
        DISTRIBUTES A BROAD LINE OF HEALTH-RELATED PRODUCTS
   10.  Intel Corp.                                                    2.8%
        DESIGNS, DEVELOPS AND MARKETS ADVANCED MICROCOMPUTER COMPONENTS

                        INVESTMENTS AT OCTOBER 31, 1998
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------
COMMON STOCKS--89.4%
AEROSPACE/DEFENSE--1.5%
Lockheed Martin Corp....................                23,820   $   2,652,952
AUTO PARTS & EQUIPMENT--2.2%
Dana Corp...............................                95,590       3,996,857
BANKS (MAJOR REGIONAL)--3.4%
Mellon Bank Corp........................                21,920       1,317,940
Star Banc Corp..........................                63,850       4,828,656
                                                                 -------------
                                                                     6,146,596
                                                                 -------------
BANKS (MONEY CENTER)--2.3%
BankAmerica Corp........................                71,660       4,115,971
BEVERAGES (ALCOHOLIC)--3.3%
Anheuser-Busch Companies, Inc...........               100,070       5,947,911
BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
Chancellor Media Corp.(b)...............               104,330       4,003,664
COMPUTERS (HARDWARE)--4.6%
Compaq Computer Corp....................               107,740       3,407,277
International Business Machines Corp....                33,120       4,916,250
                                                                 -------------
                                                                     8,323,527
                                                                 -------------
COMPUTERS (NETWORKING)--0.7%
Cisco Systems, Inc.(b)..................                20,238       1,274,994
COMPUTERS (PERIPHERALS)--2.5%
EMC Corp.(b)............................                69,790       4,492,731
COMPUTERS (SOFTWARE & SERVICES)--3.5%
Microsoft Corp.(b)......................                60,000       6,352,500
CONSUMER FINANCE--1.3%
Providian Financial Corp................                30,600       2,428,875

                                                      SHARES         VALUE
                                                     ---------   -------------
DISTRIBUTORS (FOOD & HEALTH)--3.0%
Cardinal Health, Inc....................                56,890   $   5,379,661
ELECTRIC COMPANIES--2.2%
PECO Energy Co..........................               103,030       3,985,973
ELECTRICAL EQUIPMENT--3.4%
General Electric Co.....................                70,000       6,125,000
ELECTRONICS (SEMICONDUCTORS)--2.8%
Intel Corp..............................                57,440       5,122,930
FINANCIAL (DIVERSIFIED)--1.7%
Citigroup, Inc..........................                66,780       3,142,834
FOODS--5.1%
General Mills, Inc......................                52,050       3,825,675
Hershey Foods Corp......................                80,000       5,425,000
                                                                 -------------
                                                                     9,250,675
                                                                 -------------
HEALTH CARE (DIVERSIFIED)--5.9%
Bristol-Myers Squibb Co.................                55,000       6,080,937
McKesson Corp...........................                60,480       4,656,960
                                                                 -------------
                                                                    10,737,897
                                                                 -------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--5.2%
Colgate-Palmolive Co....................                69,680       6,157,970
Procter & Gamble Co. (The)..............                35,500       3,155,062
                                                                 -------------
                                                                     9,313,032
                                                                 -------------
INSURANCE (MULTI-LINE)--1.5%
American International Group, Inc.......                32,120       2,738,230
INSURANCE (PROPERTY-CASUALTY)--0.7%
Progressive Corp. (The).................                 9,170       1,350,282

16                     See Notes to Financial Statements

Phoenix Equity Opportunities Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
MANUFACTURING (DIVERSIFIED)--3.9%
Tyco International Ltd..................               114,650   $   7,101,134
OIL & GAS (DRILLING & EQUIPMENT)--2.5%
Schlumberger Ltd........................                86,990       4,566,975
OIL (INTERNATIONAL INTEGRATED)--3.4%
Conoco, Inc.(b).........................                86,000       2,139,250
Exxon Corp..............................                57,130       4,070,513
                                                                 -------------
                                                                     6,209,763
                                                                 -------------
RESTAURANTS--2.3%
McDonald's Corp.........................                62,730       4,195,069
RETAIL (BUILDING SUPPLIES)--2.1%
Masco Corp..............................               133,990       3,776,843
RETAIL (FOOD CHAINS)--2.6%
Safeway, Inc.(b)........................                96,680       4,622,513
RETAIL (GENERAL MERCHANDISE)--1.6%
Dayton Hudson Corp......................                66,720       2,827,260
RETAIL (SPECIALTY-APPAREL)--1.6%
TJX Companies, Inc. (The)...............               152,250       2,883,234
SERVICES (ADVERTISING/MARKETING)--0.1%
Outdoor Systems, Inc.(b)................                 5,000         110,313
TELECOMMUNICATIONS (LONG DISTANCE)--5.2%
AT&T Corp...............................                39,870       2,481,908
MCI WorldCom, Inc.(b)...................               124,230       6,863,708
                                                                 -------------
                                                                     9,345,616
                                                                 -------------
TELEPHONE--2.6%
SBC Communications, Inc.................               101,730       4,711,371
WASTE MANAGEMENT--2.5%
Waste Management, Inc...................                98,750       4,456,094
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $147,061,135)                                     161,689,277
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.7%
OIL (INTERNATIONAL INTEGRATED)--2.7%
Royal Dutch Petroleum Co. ADR, NY
Registered Shares (Netherlands).........                98,160       4,834,380
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,068,340)                                         4,834,380
------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                     ---------   -------------
UNIT INVESTMENT TRUSTS--1.2%
S&P 500 Depositary Receipts.............                20,000   $   2,201,250
------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $2,121,512)                                         2,201,250
------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--93.3%
(IDENTIFIED COST $154,250,987)                                     168,724,907
------------------------------------------------------------------------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)
                                          ---------   ---------
SHORT-TERM OBLIGATIONS--6.0%
COMMERCIAL PAPER-- 6.0%
Anheuser-Busch Companies, Inc. 5.55%,
11/2/98.................................     A-1      $   1,895       1,894,708

Donnelley (R.R.) & Sons Co. 5.60%,
11/2/98.................................     A-1          7,780       7,778,790

General Electric Capital Corp. 5.10%,
12/1/98.................................    A-1+          1,200       1,194,900
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $10,868,398)                                        10,868,398
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $165,119,385)                                       179,593,305(a)
Cash and receivables, less liabilities--0.7%                           1,218,949
                                                                  --------------
NET ASSETS--100.0%                                                $  180,812,254
                                                                  --------------
                                                                  --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,291,499 and gross depreciation of $5,090,277 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $165,392,083.
(b)  Non-income producing.

                       See Notes to Financial Statements                      17

Phoenix Equity Opportunities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $165,119,385)                              $  179,593,305
Cash                                                                 617,072
Receivables
  Investment securities sold                                       1,927,978
  Dividends and interest                                             158,540
  Fund shares sold                                                     6,737
                                                              --------------
    Total assets                                                 182,303,632
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,189,287
  Fund shares repurchased                                             36,945
  Investment advisory fee                                            106,371
  Transfer agent fee                                                  46,644
  Distribution fee                                                    37,696
  Financial agent fee                                                 12,649
  Trustees' fee                                                        8,378
Accrued expenses                                                      53,408
                                                              --------------
    Total liabilities                                              1,491,378
                                                              --------------
NET ASSETS                                                    $  180,812,254
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 152,171,309
Undistributed net investment loss                                   (140,301)
Accumulated net realized gain                                     14,307,326
Net unrealized appreciation                                       14,473,920
                                                              --------------
NET ASSETS                                                    $  180,812,254
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $0.0001
  Par value, unlimited authorization
  (Net Assets $178,587,912)                                       23,144,349
Net asset value per share                                              $7.72
Offering price per share $7.72/(1-4.75%)                               $8.10
CLASS B
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $2,224,342)                                            298,285
Net asset value and offering price per share                           $7.46

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      878,629
Interest                                                             189,571
Foreign taxes withheld                                               (21,844)
                                                              --------------
    Total investment income                                        1,046,356
                                                              --------------
EXPENSES
Investment advisory fee                                              667,612
Distribution fee, Class A                                            235,706
Distribution fee, Class B                                             10,899
Financial agent fee                                                   82,749
Transfer agent                                                       110,142
Professional                                                          19,895
Printing                                                              15,441
Registration                                                          14,300
Custodian                                                             12,432
Trustees                                                              10,792
Miscellaneous                                                          6,689
                                                              --------------
    Total expenses                                                 1,186,657
                                                              --------------
NET INVESTMENT LOSS                                                 (140,301)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      120,990
Net change in unrealized appreciation (depreciation) on
  investments                                                     (7,586,369)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (7,465,379)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (7,605,680)
                                                              --------------
                                                              --------------

18                     See Notes to Financial Statements

Phoenix Equity Opportunities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                            10/31/98        Year Ended
                                           (Unaudited)        4/30/98
                                          -------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    (140,301)    $  (1,058,136)
  Net realized gain                             120,990        52,694,656
  Net change in unrealized appreciation
    (depreciation) on investments            (7,586,369)       16,227,091
                                          -------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (7,605,680)       67,863,611
                                          -------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --       (35,351,518)
  Net realized gains, Class B                        --          (371,756)
                                          -------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --       (35,723,274)
                                          -------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (555,363
    and 580,916 shares, respectively)         4,350,246         4,485,413
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 3,754,855 shares,
    respectively)                                    --        25,457,918
  Cost of shares repurchased (1,582,312
    and 3,877,643 shares, respectively)     (12,565,520)      (30,879,705)
                                          -------------   ---------------
Total                                        (8,215,274)         (936,374)
                                          -------------   ---------------
CLASS B
  Proceeds from sales of shares (76,003
    and 46,609 shares, respectively)            589,558           361,942
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 54,117 shares, respectively)              --           357,170
  Cost of shares repurchased (40,742 and
    83,812 shares, respectively)               (303,129)         (638,121)
                                          -------------   ---------------
Total                                           286,429            80,991
                                          -------------   ---------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             (7,928,845)         (855,383)
                                          -------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS     (15,534,525)       31,284,954
NET ASSETS
  Beginning of period                       196,346,779       165,061,825
                                          -------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS OF
    $(140,301) AND $0, RESPECTIVELY]      $ 180,812,254     $ 196,346,779
                                          -------------   ---------------
                                          -------------   ---------------

                       See Notes to Financial Statements                      19

Phoenix Equity Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                     ----------------------------------------------------------------------------------------------
                                        SIX
                                      MONTHS
                                       ENDED                                     YEAR ENDED APRIL 30,
                                     10/31/98       -------------------------------------------------------------------------------
                                     (UNAUDITED)         1998            1997              1996              1995              1994
Net asset value, beginning of
  period                             $   8.04       $    6.89       $    8.81         $    7.40         $    7.31         $    9.64
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)          (0.01)(4)       (0.04)(4)       (0.03)(4)         (0.04)(4)          0.04              0.05
  Net realized and unrealized
    gain (loss)                         (0.31)           2.82           (0.90)             2.34              0.58              0.57
                                     ---------      ---------       ---------         ---------         ---------         ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                      (0.32)           2.78           (0.93)             2.30              0.62              0.62
                                     ---------      ---------       ---------         ---------         ---------         ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                      --              --              --                --             (0.05)            (0.05)
  Dividends from net realized
    gains                                  --           (1.63)          (0.94)            (0.89)            (0.48)            (2.90)
  In excess of accumulated net
    realized gains                         --              --           (0.05)               --                --                --
                                     ---------      ---------       ---------         ---------         ---------         ---------
      TOTAL DISTRIBUTIONS                  --           (1.63)          (0.99)            (0.89)            (0.53)            (2.95)
                                     ---------      ---------       ---------         ---------         ---------         ---------
Change in net asset value               (0.32)           1.15           (1.92)             1.41              0.09             (2.33)
                                     ---------      ---------       ---------         ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD       $   7.72       $    8.04       $    6.89         $    8.81         $    7.40         $    7.31
                                     ---------      ---------       ---------         ---------         ---------         ---------
                                     ---------      ---------       ---------         ---------         ---------         ---------
Total return(1)                         (3.98)%(3)      44.66%         (12.19)%           32.86%             9.16%             4.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $178,588        $194,296        $163,396          $213,600          $179,666          $186,037
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                     1.24%(2)        1.18%           1.23%             1.25%             1.32%             1.26%
  Net investment income (loss)          (0.14)%(2)      (0.55)%         (0.39)%           (0.53)%            0.60%             0.57%
Portfolio turnover                         59%(3)         371%            412%              302%              358%              167%

                                                                       CLASS B
                                         -------------------------------------------------------------------
                                           SIX                                                        FROM
                                         MONTHS                                                      INCEPTION
                                          ENDED                 YEAR ENDED APRIL 30,                 7/19/94
                                         10/31/98       -------------------------------------          TO
                                         (UNAUDITED)       1998           1997           1996        4/30/95
Net asset value, beginning of period     $ 7.80         $  6.77        $  8.73        $  7.39        $  7.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            (0.03)(4)       (0.10)(4)      (0.09)(4)      (0.10)(4)       0.00
  Net realized and unrealized gain
    (loss)                                (0.31)           2.76          (0.88)          2.33           0.59
                                         -------        -------        -------        -------        -------
      TOTAL FROM INVESTMENT
        OPERATIONS                        (0.34)           2.66          (0.97)          2.23           0.59
                                         -------        -------        -------        -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   --              --             --             --             --
  Dividends from net realized gains          --           (1.63)         (0.94)         (0.89)         (0.48)
  In excess of accumulated net
    realized gains                           --              --          (0.05)            --             --
                                         -------        -------        -------        -------        -------
      TOTAL DISTRIBUTIONS                    --           (1.63)         (0.99)         (0.89)         (0.48)
                                         -------        -------        -------        -------        -------
Change in net asset value                 (0.34)           1.03          (1.96)          1.34           0.11
                                         -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD           $ 7.46         $  7.80        $  6.77        $  8.73        $  7.39
                                         -------        -------        -------        -------        -------
                                         -------        -------        -------        -------        -------
Total return(1)                           (4.36)%(3)       43.8%        (12.79)%        31.92%          8.69%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $2,224          $2,051         $1,666         $1,348           $525
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                       1.99%(2)        1.93%          1.98%          2.06%          2.15%(2)
  Net investment income (loss)            (0.88)%(2)      (1.30)%        (1.15)%        (1.18)%        (0.06)%(2)
Portfolio turnover                           59%(3)         371%           412%           302%           358%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

20                     See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Equity Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Series has distinct investment objectives. The Small Cap Series seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Series seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Series seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

  Each Series offers both Class A and Class B shares. The Strategic Theme Series also offers Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

  Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2.INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement for the Equity Opportunities Fund to Phoenix Investment Counsel, Inc. ("PIC"), both an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

                                            1st $1       $1-2        $2+
Series                                     Billion     Billion     Billion
----------------------------------------  ----------  ----------  ----------
Small Cap Series........................       0.75%       0.70%       0.65%
Strategic Theme Series..................       0.75%       0.70%       0.65%
Equity Opportunities Series.............       0.70%       0.65%       0.60%

  Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Equity Opportunities Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Equity Opportunities Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Roger Engemann & Associates, Inc. ("REA") serves as subadviser to PIC for the Small Cap Fund. For its services, REA is paid a fee by the Adviser ranging from 0.375% to 0.20% of the average daily net assets of the Small Cap Fund. REA is a wholly owned subsidiary of Pasadena Capital Corporation which in turn is a wholly owned subsidiary of PXP.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $25,337 for Class A shares and $0 for Class M shares and deferred sales charges of $711,283 for Class B shares and $0 for Class C shares, for the six months ended October 31, 1998. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and, prior to closing, 0.50% for Class M shares applied to the average daily net assets of each Series. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1998, $833,770 was earned by the Distributor, $533,316 was earned by unaffiliated participants and $56,249 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1998, transfer agent fees were $598,334 of which PEPCO retained $210,524 which is net of the fees paid to State Street.

  At October 31, 1998, PHL and its affiliates held shares of the Fund as follows:

                                                           Aggregate
                                                           Net Asset
                                                 Shares      Value
                                                ---------  ---------
Equity Opportunities Series--Class A..........        154  $   1,190
Equity Opportunities Series--Class B..........     23,469    175,082

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities and options for the six months ended April 30, 1998, aggregated the following:

                                        Purchases       Sales
                                       ------------  ------------
Small Cap Series.....................  $484,550,729  $492,802,574
Strategic Theme Series...............   199,435,446   223,000,249
Equity Opportunities Series..........   107,083,476   122,419,540

  There were no purchases or sales of long-term U.S. Government securities.

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of Phoenix Equity Opportunities Fund was held on October 27, 1998 to approve the following matter:

    1. Approval of a subadvisory agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC.

On the record date for this meeting there were 23,702,333 shares outstanding and 55.89% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES:

                                             FOR       AGAINST     ABSTAIN
                                          ---------   ---------   ---------
1. Approval of investment subadvisory
  agreement                               11,699,309    595,704     952,101

A special meeting of Shareholders of the Phoenix Small Cap Fund was held on October 27, 1998 to approve the following matter:

    1. Approval of a subadvisory agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Inc.

On the record date for this meeting there were 16,652,229 shares outstanding and 57.07% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES:

                                             FOR       AGAINST     ABSTAIN
                                          ---------   ---------   ---------
1. Approval of investment subadvisory
  agreement                               8,933,987     169,474     399,210

PHOENIX STRATEGIC EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
Ron K. Jacks, Vice President
William E. Keen, III, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
John S. Tilson, Vice President
Pierre G. Trinque, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Automated Voice Response Unit     1-800-243-1574 (option 1)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
Internet access:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200

[logo]PHOENIX
      INVESTMENT PARTNERS



                                            PXP 679 (12/98)

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